Accrued Expenses and Other Current Liabilities (Details)	Dec. 31, 2022
Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Loans borrowed term	0 years
Minimum [Member]
Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Annual interest rate	10.00%